Income Taxes (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Income Taxes [Line Items]
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities, Portion Which Affected Effective Tax Rate	$ 19,500
Deferred Tax Assets and Liabilities [Abstract]
Non-current deferred tax liability	81,454	$ 86,657
Net deferred tax liability	81,454	86,657
Deferred tax assets
Federal net operating loss carryforwards	201,978	110,350
State net operating loss carryforwards	38,715	45,096
Share-based compensation	26,344	14,226
Other	63,815	35,161
Gross deferred tax assets	330,852	204,833
Valuation allowance	(28,402)	(28,821)
Deferred tax assets, net of valuation allowance	302,450	176,012
Deferred tax liabilities
Difference between book and tax basis of property and intangible assets	337,654	219,090
State tax liability	31,443	33,777
Other	14,807	9,802
Gross deferred tax liabilities	383,904	262,669
State and Local Jurisdiction
Deferred tax assets
Federal net operating loss carryforwards		732,400
All years [Member]
Income Taxes [Line Items]
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	$ 27,700
Alternative Minimum Tax Credit Carryforward [Member] | Internal Revenue Service (IRS)
Income Taxes [Line Items]
Tax credit carryforwards		$ 10,400